Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
ACADIAN EMERGING MARKETS DEBT FUND (Prospectus Summary) | ACADIAN EMERGING MARKETS DEBT FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMDX
ACADIAN EMERGING MARKETS PORTFOLIO (Prospectus Summary) | ACADIAN EMERGING MARKETS PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMGX
ALPHAONE MICRO CAP EQUITY FUND (Prospectus Summary) | ALPHAONE MICRO CAP EQUITY FUND | I CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOMAX
ALPHAONE MICRO CAP EQUITY FUND (Prospectus Summary) | ALPHAONE MICRO CAP EQUITY FUND | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOMCX
ALPHAONE MICRO CAP EQUITY FUND (Prospectus Summary) | ALPHAONE MICRO CAP EQUITY FUND | R CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOMRX
ALPHAONE SMALL CAP GROWTH FUND (Prospectus Summary) | ALPHAONE SMALL CAP GROWTH FUND | I CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOSAX
ALPHAONE SMALL CAP GROWTH FUND (Prospectus Summary) | ALPHAONE SMALL CAP GROWTH FUND | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOSCX
ALPHAONE SMALL CAP GROWTH FUND (Prospectus Summary) | ALPHAONE SMALL CAP GROWTH FUND | R CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOSRX
ALPHAONE U.S. EQUITY LONG SHORT FUND (Prospectus Summary) | ALPHAONE U.S. EQUITY LONG SHORT FUND | I CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORAX
ALPHAONE U.S. EQUITY LONG SHORT FUND (Prospectus Summary) | ALPHAONE U.S. EQUITY LONG SHORT FUND | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORCX
ALPHAONE U.S. EQUITY LONG SHORT FUND (Prospectus Summary) | ALPHAONE U.S. EQUITY LONG SHORT FUND | R CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORRX
EDGEWOOD GROWTH FUND (First Prospectus Summary) | EDGEWOOD GROWTH FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGFIX
EDGEWOOD GROWTH FUND (Second Prospectus Summary) | EDGEWOOD GROWTH FUND | RETAIL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGFFX
FMC SELECT FUND (Prospectus Summary) | FMC SELECT FUND | FMC SELECT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMSLX
FMC STRATEGIC VALUE FUND (Prospectus Summary) | FMC STRATEGIC VALUE FUND | FMC STRATEGIC VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMSVX
HAVERFORD QUALITY GROWTH STOCK FUND (Prospectus Summary) | HAVERFORD QUALITY GROWTH STOCK FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAVGX
ICM SMALL COMPANY PORTFOLIO (Prospectus Summary) | ICM SMALL COMPANY PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSCX
LSV CONSERVATIVE VALUE EQUITY FUND (Prospectus Summary) | LSV CONSERVATIVE VALUE EQUITY FUND | LSV CONSERVATIVE VALUE EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSVVX
LSV CONSERVATIVE CORE EQUITY FUND (Prospectus Summary) | LSV CONSERVATIVE CORE EQUITY FUND | LSV CONSERVATIVE CORE EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSVPX
LSV VALUE EQUITY FUND (Prospectus Summary) | LSV VALUE EQUITY FUND | LSV VALUE EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSVEX
MCKEE INTERNATIONAL EQUITY PORTFOLIO (Prospectus Summary) | MCKEE INTERNATIONAL EQUITY PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKIEX
RICE HALL JAMES SMALL CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES SMALL CAP PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RHJMX
RICE HALL JAMES MICRO CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES MICRO CAP PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RHJSX
RICE HALL JAMES MID CAP PORTFOLIO (Prospectus Summary) | RICE HALL JAMES MID CAP PORTFOLIO | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RHJVX
SANDS CAPITAL GLOBAL GROWTH FUND (First Prospectus Summary) | SANDS CAPITAL GLOBAL GROWTH FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMGX
SANDS CAPITAL GLOBAL GROWTH FUND (Second Prospectus Summary) | SANDS CAPITAL GLOBAL GROWTH FUND | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGVX
TS&W EQUITY PORTFOLIO (Prospectus Summary) | TS&W EQUITY PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSWEX
TS&W FIXED INCOME PORTFOLIO (Prospectus Summary) | TS&W FIXED INCOME PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSWFX
UA S&P 500 INDEX FUND (Prospectus Summary) | UA S&P 500 INDEX FUND | CLASS I SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UASPX
UA S&P 500 INDEX FUND (Prospectus Summary) | UA S&P 500 INDEX FUND | CLASS II SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UAIIX
WESTWOOD INCOME OPPORTUNITY FUND (First Prospectus Summary) | WESTWOOD INCOME OPPORTUNITY FUND | A CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWIAX
WESTWOOD DIVIDEND GROWTH FUND (Prospectus Summary) | WESTWOOD DIVIDEND GROWTH FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGDX
WESTWOOD SMIDCAP PLUS FUND (Prospectus Summary) | WESTWOOD SMIDCAP PLUS FUND | INSTITUTIONAL SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGPX
WESTWOOD SMIDCAP FUND (Prospectus Summary) | WESTWOOD SMIDCAP FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGMX
WESTWOOD SMALLCAP VALUE FUND (Prospectus Summary) | WESTWOOD SMALLCAP VALUE FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGSX
WESTWOOD INCOME OPPORTUNITY FUND (Second Prospectus Summary) | WESTWOOD INCOME OPPORTUNITY FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGIX
WESTWOOD BALANCED FUND (Prospectus Summary) | WESTWOOD BALANCED FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGBX
WESTWOOD SHORT DURATION HIGH YIELD FUND (Second Prospectus Summary) | WESTWOOD SHORT DURATION HIGH YIELD FUND | INSTITUTIONAL SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGHX